OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Other accounts payables and accrued expenses consisted of the following at June 30, 2025 and December 31, 2024, respectively:

	June 30, 2025	December 31, 2024
	(Unaudited)
Employees and payroll accruals	$7,199	$5,821
Professional fees	516	128
Non recurring engineering	765	417
Government authorities	4	261
Other payables	2,054	1,339
Total	$10,538	$7,966